SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF

SECURITIES PURSUANT TO RULE 23c-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-22603

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST

(Name of Registrant)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of BlackRock Municipal 2030 Target Term Trust (the “Fund”) to be redeemed:

Series W-7 Remarketable Variable Rate Muni Term Preferred Shares, par value $0.001 per share, liquidation preference of $5,000,000 per share (the “Series W-7 RVMTP Shares”) (CUSIP #: 09257P204).

(2)	The date on which the securities are to be called or redeemed:

The Series W-7 RVMTP Shares will be redeemed on August 2, 2024 (the “Redemption Date”).

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series W-7 RVMTP Shares are to be redeemed pursuant to Section 11(a) of the Fund’s Statement of Preferences of Remarketable Variable Rate Muni Term Preferred Shares (the “Statement”), a form of which was most recently filed with the Commission on March 28, 2013, as an exhibit to the Fund’s Form NSAR-A. Pursuant to Section 11(c) of the Statement, dividends on the Series W-7 RVMTP Shares will cease to accumulate from and after the Redemption Date.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem 100% (150 shares) of its outstanding Series W-7 RVMTP Shares. Holders of the Series W-7 RVMTP Shares will receive the liquidation preference of $5,000,000 per share, together with accumulated and unpaid dividends through the Redemption Date. All of the Series W-7 RVMTP Shares are held in book-entry form through the Depository Trust Company (“DTC”), and such shares being redeemed will be redeemed in accordance with the procedures of DTC. Payment by the Fund of the Redemption Price (as defined in the Statement) will be made to The Bank of New York Mellon, as tender and paying agent for the Series W-7 RVMTP Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notification of Redemption of Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 1st day of July, 2024.

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST

By:	/s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

[Signature Page – BTT 23c-2 Notice]